Intangible Assets - Net - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2012 USD ($) Property	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 Guaranteed by the Company and other subsidiaries of the Group USD ($)	Dec. 31, 2012 Guaranteed by the Company and other subsidiaries of the Group CNY	Dec. 31, 2011 Guaranteed by the Company and other subsidiaries of the Group CNY	Dec. 31, 2012 Guaranteed by the Company and other subsidiaries of the Group Land use rights USD ($)	Dec. 31, 2012 Guaranteed by the Company and other subsidiaries of the Group Land use rights CNY	Dec. 31, 2011 Guaranteed by the Company and other subsidiaries of the Group Land use rights CNY	Dec. 31, 2012 Guaranteed by letters of credit for lenders issued by Bank of Shanghai Nanjing Branch USD ($)	Dec. 31, 2012 Guaranteed by letters of credit for lenders issued by Bank of Shanghai Nanjing Branch CNY	Dec. 31, 2011 Guaranteed by letters of credit for lenders issued by Bank of Shanghai Nanjing Branch CNY	Dec. 31, 2012 Guaranteed by letters of credit for lenders issued by Bank of Shanghai Nanjing Branch Land use rights USD ($)	Dec. 31, 2012 Guaranteed by letters of credit for lenders issued by Bank of Shanghai Nanjing Branch Land use rights CNY	Dec. 31, 2011 Guaranteed by letters of credit for lenders issued by Bank of Shanghai Nanjing Branch Land use rights CNY
Finite-Lived Intangible Assets [Line Items]
Land use rights, number of parcels of land where premises are located	11	11
Number of land use right acquired	3	3
Net book value of asset pledged								$ 9,000,819	56,076,000	30,713,000
Short-term bank borrowings	186,574,000	1,162,372,000	1,764,251,000		79,958,267	498,148,000	315,477,000	79,958,267	498,148,000	315,477,000
Long-term bank borrowings	366,785,000	2,285,106,000	1,352,373,000								187,714,483	1,169,480,000	126,018,000	86,825,252	540,930,000	126,018,000
Amortization expense	1,130,640	7,044,000	5,495,000	4,500,000
Expected amortization expense, year 2013	1,149,741	7,163,000
Expected amortization expense, year 2014	1,149,741	7,163,000
Expected amortization expense, year 2015	1,149,741	7,163,000
Expected amortization expense, year 2016	1,149,741	7,163,000
Expected amortization expense, year 2017	$ 1,149,741	7,163,000